CONSOLIDATED BALANCE SHEET	Dec. 31, 2020 USD ($)
Current Assets
Cash	$ 21,908,907
Prepaid expenses	481,003
Total current assets	25,777,023
Total assets	180,917,498
Liabilities, Current [Abstract]
Total current liabilities	154,780,798
Deferred tax liability	0
Private Warrant liabilities	0
Total liabilities	156,151,260
Commitments
Common stock subject to possible redemption 12,650,000 shares at redemption value	45,207,530
Stockholders' Deficit
Preferred stock, $0.0001 par value, 1,000,000 shares authorized, none issued and outstanding	0
Common stock, par value $0.0001, 25,500,000 and 19,600,000 shares authorized, 9,750,427 and 9,676,677 shares issued and outstanding as of December 31, 2020 and 2019, respectively	4,446
Additional paid in capital	45,890,000
Accumulated deficit	(21,128,133)
Total stockholders' equity	24,766,000
Total liabilities and stockholders' equity	180,917,498
Novus Capital Corp [Member]
Current Assets
Cash	311,954
Prepaid expenses	77,701
Total current assets	389,655
Cash and marketable securities held in Trust Account	100,048,410
Total assets	100,438,065
Liabilities, Current [Abstract]
Accounts payable and accrued expenses	3,078,188
Total current liabilities	3,078,188
Private Warrant liabilities	16,900,000
Total liabilities	19,978,188
Commitments
Common stock subject to possible redemption 12,650,000 shares at redemption value	126,500,000
Stockholders' Deficit
Common stock, par value $0.0001, 25,500,000 and 19,600,000 shares authorized, 9,750,427 and 9,676,677 shares issued and outstanding as of December 31, 2020 and 2019, respectively
Additional paid in capital
Accumulated deficit	(46,040,123)
Total stockholders' equity	(46,040,123)
Total liabilities and stockholders' equity	$ 100,438,065